Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Future Lease Obligation
Future Lease Obligations

2015	$125,058
2016	121,477
2017	87,426
Total future lease obligations	$333,961